CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2024	Dec. 31, 2023
CURRENT ASSETS:
Cash and cash equivalents	$ 660,939,000	$ 609,622,000
Short-term deposits	106,844,000	212,709,000
Restricted deposits	773,000	2,125,000
Marketable securities	338,593,000	140,563,000
Trade receivables	44,674,000	57,394,000
Prepaid expenses and other current assets	128,577,000	47,792,000
Total current assets	1,280,400,000	1,070,205,000
LONG-TERM ASSETS:
Prepaid expenses and other long-term assets	27,021,000	34,296,000
Property and equipment, net	128,155,000	136,928,000
Marketable securities	6,135,000	64,806,000
Intangible assets, net	22,141,000	28,010,000
Goodwill	49,329,000	49,329,000
Operating lease right-of-use assets	399,861,000	420,562,000
Total long-term assets	632,642,000	733,931,000
TOTAL ASSETS	1,913,042,000	1,804,136,000
CURRENT LIABILITIES:
Trade payables	47,077,000	38,305,000
Employees and payroll accruals	143,131,000	56,581,000
Deferred revenues	661,171,000	592,608,000
Current portion of convertible notes, net	572,880,000	0
Accrued expenses and other current liabilities	63,246,000	76,556,000
Operating lease liabilities	27,907,000	24,981,000
Total current liabilities	1,515,412,000	789,031,000
LONG-TERM LIABILITIES:
Convertible Notes Payable, Noncurrent	0	569,714,000
Deferred revenues	89,271,000	83,384,000
Deferred tax liabilities	1,965,000	7,167,000
Other long-term liabilities	16,021,000	7,699,000
Operating lease liabilities	369,159,000	401,626,000
Total long-term liabilities	476,416,000	1,069,590,000
Total liabilities	1,991,828,000	1,858,621,000
Commitments and contingencies	0	0
SHAREHOLDERS' DEFICIENCY:
Ordinary shares of NIS 0.01 par value - Authorized: 500,000,000 shares at December 31, 2024 and 2023; Issued 64,718,465 and 62,189,407 shares at December 31, 2024 and 2023, respectively; Outstanding: 56,107,932 and 57,172,595 shares at December 31, 2024 and 2023, respectively	107,000	110,000
Additional paid-in capital	1,840,574,000	1,539,952,000
Treasury shares at cost, 8,610,533 ordinary shares as of December 31, 2024 and 5,016,812 as of December 31, 2023	(1,025,167,000)	(558,875,000)
Accumulated other comprehensive income	7,242,000	4,192,000
Accumulated deficit	(901,542,000)	(1,039,864,000)
Total shareholders' deficiency	(78,786,000)	(54,485,000)
TOTAL LIABILITIES AND SHAREHOLDERS' DEFICIENCY	$ 1,913,042,000	$ 1,804,136,000
Common stock, par or stated value per share (in USD per share)	$ 0.01	$ 0.01
Common stock, shares authorized (in shares)	500,000,000	500,000,000
Treasury Stock, Common, Shares	8,610,533	5,016,812